Vessels, net (Tables)	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Schedule of Vessel Activity	A rollfoward of activity within vessels is as follows (in thousands):

Balance at December 31, 2021	$544,515
Additions	261
Depreciation	(12,460)
Balance at June 30, 2022	$532,316

Schedule of Vessels Owned	Vessels Owned

Vessel Name	Year Built
Seajacks Scylla	2015
Seajacks Zaratan	2012
Seajacks Leviathan	2009
Seajacks Hydra	2014
Seajacks Kraken	2009